Other receivables (Tables)	9 Months Ended
Sep. 30, 2026
Other receivables [abstract]
Schedule of other receivables

The Company’s other receivables are comprised of the following as at:

	September 30, 2026	December 31, 2025
	$	$
Sales tax recoverable	159,675	102,714
Interest receivable	—	73,575
Other receivables	225	1,712
Subscription receivables (i)	414,731	53,052
	574,631	231,053

(i)	Subscription receivables represent the net proceeds to be received for the issuance of 120,000 Class B Subordinate Voting Shares sold under the at-the-market offering during the period ended September 30, 2026. Total proceeds were received subsequent to September 30, 2026.